Organization and Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Operations
Note 1 — Organization and Business Operations
Organization and General
Colonnade Acquisition Corp. II (the “Company”) was incorporated in Cayman Islands on November 24, 2020. The Company was formed for the purpose of entering into a merger, capital share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “business combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a business combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies. The Company has selected December 31 as its fiscal year end.
As of September 30, 2022, the Company had not yet commenced any operations. All activity through September 30, 2022, relates to the Company’s formation and the Initial Public Offering (the “IPO” or “Initial Public Offering”) described below, and after the Initial Public Offering, to seeking a target for its initial business combination, and after signing the Merger Agreement described below, completing the transactions contemplated in the Merger Agreement. The Company will not generate any operating revenues until after the completion of its initial business combination, at the earliest. The Company will generate non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO, and will recognize other income or expense related to the change in fair value of Warrant liabilities.
Financing
The registration statement for the Company’s IPO was declared effective on March 9, 2021 (the “Effective Date”). On March 12, 2021, the Company consummated the IPO of 33,000,000 units (the “Units” and, with respect to the Class A Ordinary Shares included in the Units offered in the IPO, the “Public Shares”), including the partial exercise by the underwriters of their over-allotment option, at $10.00 per Unit, generating gross proceeds of $330,000,000
, which is discussed in Note
4
.
Simultaneously with the closing of the IPO, the Company consummated the sale (the “Private Placement”) of 5,733,333 warrants (the “Private Placement Warrants”), at a price of $1.50 per Private Placement Warrant, which is discussed in Note
5
.
Transaction costs amounted to $17,212,069
consisting of $6,090,000
of underwriting fee, $10,657,500
of deferred underwriting fee (see Note 7) and
$
464,569
of other offering costs. Of the total transaction costs, $
475,053

was expensed as
non-operating
expenses in the statements of operations for the nine months ended September 30, 2021 (see Note 7) with the rest of the offering cost charged to temporary equity. The transaction costs were allocated between the Public Warrant liabilities, Private Placement Warrant liabilities, and the Class A Ordinary Shares (as discussed in Note 3).
Trust Account
Following the closing of the IPO on March 15, 2021, an amount of $330,000,000 from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), which is invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule
2a-7
of the Investment Company Act, as determined by the Company.

Except

with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its tax obligations, the proceeds from the IPO and the sale of the Private Placement Warrants will not be released from the Trust Account until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our Public Shares if we are unable to complete our initial business combination by March 12, 2023, subject to applicable law, or (iii) the redemption of our Public Shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association to (A) modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem
100
% of our Public Shares if we have not consummated an initial business combination by
March 12, 2023
or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial
business combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders.

Initial Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO, although substantially all the net proceeds are intended to be generally applied toward consummating a business combination.
The rules of the New York Stock Exchange require that the Company must consummate an initial business combination with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the amount of any deferred underwriting discount held in trust) at the time of the Company’s signing a definitive agreement in connection with its initial business combination. However, the Company will only complete such business combination if the post transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a business combination.
The Company will provide its public shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of the initial business combination either (i) in connection with a shareholder meeting called to approve the initial business combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed initial business combination or conduct a tender offer will be made by the Company, solely in its discretion. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount then on deposit in the Trust Account (initially $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations).
The ordinary shares subject to redemption were recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”). In no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. Consequently, if accepting all properly submitted redemption requests would cause the Company’s net tangible assets to be less than $5,000,001, we would not proceed with such redemption and the related business combination and may instead search for an alternate business combination. The Company will proceed with a business combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a business combination and, if the Company seeks shareholder approval, a majority of the issued and outstanding shares voted are voted in favor of the business combination.
The Company will have until March 12, 2023 (with the ability to extend with shareholder approval) to consummate a business combination (the “Combination Period”). However, if the Company is unable to complete a business combination within the Combination Period, the Company will redeem 100% of the outstanding Public Shares for a pro rata portion of the funds held in the Trust Account, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of our initial business combination , including interest earned on the funds held in the Trust Account and not previously released to the Company, divided by the number of then outstanding Public Shares, subject to applicable law and as further described in the registration statement, and then seek to dissolve and liquidate.
The Company’s sponsor, Colonnade Sponsor II LLC (the “Sponsor”), officers and directors have agreed to (i) waive their redemption rights with respect to the 7,187,500 Class B Ordinary Shares issued to the Sponsor for an aggregate purchase price of $25,000 on December 31, 2020 (the “Founder Shares”) and Public Shares in connection with the completion of the initial business combination, (ii) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with its initial business combination or to redeem 100% of its Public Shares if it has not consummated an initial business combination within the Combination Period or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial
business combination activity, and (iii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete the initial business combination within the Combination Period.
The

Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked its Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether its Sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that its Sponsor would be able to satisfy those obligations.
Going Concern
As of September 30, 2022 the Company had cash outside the Trust Account of $287,611 and working capital deficiency of $7,712,712
. All remaining cash held in the Trust Account is generally unavailable for the Company’s use, prior to an initial business combination, and is restricted for use either in a business combination or to redeem ordinary shares.
Through September 30, 2022, none of the amount in the Trust Account was withdrawn as described above.
Through September 30, 2022, the Company’s liquidity needs were satisfied through receipt of $25,000 from the sale of the Founder Shares and the remaining net proceeds from the IPO and the sale of Private Placement Warrants, as well as funding received under the terms of working capital promissory notes.
In order to fund working capital deficiencies or finance transaction costs in connection with a business combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. If the Company completes a business combination, it would repay such loaned amounts. In the event that a business combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts, but no proceeds from the Trust Account would be used for such repayment. Up to $1,500,000 of such loans may be

convertible into Warrants (as defined in Note
5
), at a price of $
1.50
per Warrant at the option of the lender. The Warrants would be identical to the Private Placement Warrants.
During the nine months ended September 30, 2022, the Company received net advances of $1,225,000 from a related party under the terms of the 2022 Note (described in Note 6 below) and have available borrowing capacity of $275,000 as of September 30, 2022.
Until the consummation of a business combination, the Company will be using the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating and consummating the business combination. The Company may need to raise additional capital through loans or additional investments from its Sponsor, shareholders, officers, directors, or third parties. The Sponsor, officers and directors may, but are not obligated to, loan the Company funds from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses.
The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. The Company’s amended and restated memorandum and articles of association provide that the Company will have only 24 months (until March 12, 2023) from the closing of the Initial Public Offering to complete a business combination. There is no guarantee that the Company will be able to complete a business combination within the Combination Period. The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern until the earlier of the consummation of the business combination or the date the Company is required to liquidate. These unaudited condensed consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Risks and Uncertainties
Management is currently evaluating the impact of the
COVID-19
pandemic and Russian-Ukraine war on the industry and has concluded that while it is reasonably possible that the virus and the war could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these unaudited condensed consolidated financial statements. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.
Any redemption or other repurchase that occurs after December 31, 2022, in connection with a business combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the

Company would be subject to the excise tax in connection with a business combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the business combination, extension or otherwise, (ii) the structure of a business combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a business combination (or otherwise issued not in connection with a business combination but issued within the same taxable year of a business combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a business combination and in the Company’s ability to complete a business combination.
The IR Act has indicated that in most cases, interim U.S. federal and state income taxes would not apply to a SPAC incorporated in the Cayman Islands because the Cayman Islands does not impose income taxes. However, as discussed below, the Company plans to migrate to and domesticate as a Delaware corporation.
Proposed Business Combination
Merger Agreement
On August 3, 2022, the Company, which will migrate to and domesticate as a Delaware corporation prior to the Closing Date (as defined below), entered into an agreement and plan of merger, by and among the Company, Pasadena Merger Sub Inc., a Delaware corporation and a direct, wholly owned subsidiary of the Company (“Merger Sub”), and Plastiq Inc., a Delaware corporation (“Plastiq”) (as it may be amended and/or restated from time to time, the “Merger Agreement”), an entity that builds financial operations for small and medium size businesses.
The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, Merger Sub will merge with and into Plastiq, with Plastiq surviving the merger as a wholly owned subsidiary of the Company. The transactions contemplated by the Merger Agreement together with the other related agreements are referred to herein as the “Transaction.” The time of the closing of the Transaction is referred to herein as the “Closing.” The date of the Closing is referred to herein as the “Closing Date.” In connection with the Transaction, the Company will be renamed “Plastiq Inc.” or another name to be determined by Plastiq in its reasonable discretion (“Plastiq Pubco”).
At least one day prior to the Closing Date, subject to the satisfaction or waiver of the conditions of the Merger Agreement, the Company will migrate to and domesticate as a Delaware corporation in accordance with Section 388 of the Delaware General Corporation Law, as amended, and the Cayman Islands Companies Act (As Revised) (the “Domestication”).
In connection with the Domestication, (x) immediately prior to the Domestication, each then issued and outstanding Class B Ordinary Share will convert automatically, on a one-for-one
basis, into a Class A Ordinary Share (y) immediately following the conversion described in clause (x), (i) each then issued and outstanding Class A Ordinary Share will convert automatically, on a one-for-one
basis, into a share of common stock, par value $0.0001 per share, of Plastiq Pubco (the “Plastiq Pubco Stock”), (ii) each then issued and outstanding warrant of the Company will convert automatically into a warrant to acquire one share of Plastiq Pubco Stock (each, a “Plastiq Pubco Warrant”), pursuant to the related warrant agreement; and (iii) each then issued and outstanding unit of the Company will convert automatically into a unit of Plastiq Pubco (each, a “Plastiq Pubco Unit”) consisting of one share of Plastiq Pubco Stock and one-fifth
of one Plastiq Pubco Warrant, and in connection with the Closing, each Plastiq Pubco Unit will be separated into its component parts, consisting of one share of Plastiq Pubco Stock and one-fifth
of one Plastiq Pubco Warrant. No fractional Plastiq Pubco Warrants will be issued upon the separation of the Plastiq Pubco Units.

Under

the Merger Agreement, the Plastiq stockholders and option holders will receive an aggregate of
40.0
 million shares of Plastiq Pubco Stock (the “Aggregate Merger Consideration”) in exchange for the acquisition of all of Plastiq’s outstanding equity interests.
Pursuant to the Merger Agreement, each option to purchase shares of common stock of Plastiq (“Plastiq Common Stock”) that is outstanding as of immediately prior to the effective time of the Transaction (the “Effective Time”) will be converted into an option in Plastiq Pubco on substantially the same terms and conditions as are in effect with respect to each such option immediately prior to the Effective Time.
Pursuant to the Merger Agreement, each share of restricted stock of Plastiq (the “Plastiq Restricted Stock”) that is outstanding immediately prior to the Effective Time will be cancelled as of the Effective Time and converted into a certain number of shares of restricted Plastiq Pubco Stock with substantially the same terms and conditions as were applicable to the related share of Plastiq Restricted Stock.
Pursuant to the Merger Agreement, immediately prior to the Effective Time, all of the warrants of Plastiq will be exercised in full on a cash or cashless basis or terminated without exercise (the “Plastiq Warrant Settlement”). Following the Plastiq Warrant Settlement, but immediately prior to the Effective Time, each share of preferred stock of Plastiq will be converted into a number of shares of Plastiq Common Stock at the then-effective conversion rate under Plastiq’s governing documents. At the Effective Time, all shares of Plastiq Common Stock will be converted into the right to receive a portion of the Aggregate Merger
Consideration. Such portion of the Aggregate Merger Consideration will be calculated by multiplying the Exchange Ratio (as defined below) by the number of shares of Plastiq Common Stock held by such holder as of immediately prior to the Effective Time, with fractional shares rounded down to the nearest whole share. The “Exchange Ratio” is the quotient obtained by dividing the Aggregate Merger Consideration by the fully-diluted number of shares of Plastiq Common Stock outstanding immediately prior to the Effective Time (excluding certain shares, as determined in accordance with the Merger Agreement).
The Company entered into the following agreements in connection with the Merger Agreement:
Sponsor Support Agreement
In connection with the execution of the Merger Agreement, the Company entered into a sponsor support agreement (the “Sponsor Support Agreement”) with the Sponsor, and Plastiq, pursuant to which the Sponsor agreed to, among other things, (a) vote to adopt and approve the Merger Agreement and all other documents and transactions contemplated thereby, (b) vote all of its shares in favor of the various proposals related to the business combination and (c) vote against any proposals that run counter to any provision of the Sponsor Support Agreement or to the consummation of the business combination, in each case, subject to the terms and conditions of the Sponsor Support Agreement. In addition, Plastiq agreed to indemnify the Sponsor from and against certain liabilities relating to the business combination for a period of six years after the Closing. Each officer and director of the Company previously entered into a letter agreement with the Company in connection with the Initial Public Offering, pursuant to which they agreed to vote any founder shares held by them and any public shares purchased during or after the Initial Public Offering (including in open market and privately-negotiated transactions) in favor of the business combination.
Pursuant to the Sponsor Support Agreement, any shares of Plastiq Pubco Stock owned by the Sponsor immediately following the Closing will be subject to a lock-up
period that lasts until 180 days following the Closing, and the Sponsor will not transfer any shares from now until the Closing. Any securities of the Company that the Sponsor newly acquires or purchases after the date of the Sponsor Support Agreement will also be subject to the terms of the Sponsor Support Agreement. If at least 120 days have elapsed since the Closing and the lock-up
period is scheduled to end during, or within five trading days prior to, a period during which trading would not be permitted under the Company’s insider trading policy (the “Blackout Period”), the lock-up
period will end ten trading days prior to such Blackout Period. After the Domestication and immediately prior to the

Closing,
 the Sponsor will forfeit
1,250,000
 founder shares held by it, and, solely in the event the amount of cash in the Company’s Trust Account (after taking into account any redemptions) is less than $
75
 million, the Sponsor will forfeit an additional
1,250,000
founder shares held by it.
Plastiq Holders Voting and Support Agreement
Promptly following the execution of the Merger Agreement, the Company entered into a voting support agreement (the “Plastiq Holders Voting and Support Agreement”) with Plastiq and certain stockholders of Plastiq (the “Voting Plastiq Stockholders”) pursuant to which, the Voting Plastiq Stockholders agreed to, among other things, vote to adopt and approve, following the effectiveness of the registration statement on Form S-4 filed by the Company in connection with the business combination on November 14, 2022, the Merger Agreement and all other documents and transactions contemplated thereby, in each case, subject to the terms and conditions of the Plastiq Holders Voting and Support Agreement.

Pursuant to the Plastiq Holders Voting and Support Agreement, the Voting Plastiq Stockholders also agreed to, among other things, (a) exercise the drag-along rights pursuant to that certain Seventh Amended and Restated Voting Agreement, dated as of November 12, 2021, by and among Plastiq and the Stockholders (as defined therein), (b) vote in favor of the business combination and any other matters necessary or reasonably requested by Plastiq for the consummation of the business combination and (c) vote against any proposals that run counter to any provision of the Plastiq Holders Voting and Support Agreement or to the consummation of the business combination.
Registration Rights Agreement
The Merger Agreement contemplates that, at the Closing, Plastiq Pubco, the Sponsor, certain members of the Sponsor and certain former stockholders of Plastiq (the “Plastiq Holders” and, collectively with the Sponsor and certain members of the Sponsor the “Holders”) will enter into a registration rights agreement (the “Registration Rights Agreement”), pursuant to which Plastiq Pubco will agree to register for resale, pursuant to Rule 415 under the Securities Act, certain shares of Plastiq Pubco Stock and other equity securities of Plastiq Pubco that are held by the parties thereto from time to time.
Pursuant to the Registration Rights Agreement, the shares of Plastiq Pubco Shares held by the Plastiq Holders will be subject to a lock-up
period, as described in the proposed bylaws to be adopted by Plastiq Pubco at the Closing, which provides that the Plastiq Holders may not transfer any shares of Plastiq Pubco Stock held by them for a period of 180 days after the Closing, except to certain permitted transferees.
The Registration Rights Agreement amends and restates the registration rights agreement that was entered into by the Company, the Sponsor and the other parties thereto in connection with the Initial Public Offering. The Registration Rights Agreement will terminate on the earlier of (a) the five year anniversary of the date of the Registration Rights Agreement or (b) with respect to any Holder, on the date that such Holder no longer holds any Registrable Securities (as defined therein).
For additional information regarding the Merger Agreement, see the Company’s Form
8-K
filed by the Company on August 4, 2022, and the Registration Statement on Form S-4 filed by the Company on November 14, 2022.

Note 1—Organization and Business Operations
Organization and General
Colonnade Acquisition Corp. II was incorporated in Cayman Islands on November 24, 2020. The Company was formed for the purpose of entering into a merger, capital share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. The Company is not limited to a particular industry or geographic region for purposes of consummating a business combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies. The Company has selected December 31 as its fiscal year end.
As of December 31, 2021, the Company had not yet commenced any operations. All activity through December 31, 2021, relates to the Company’s formation and the Initial Public Offering described below, and after the Initial Public Offering, to seeking a target for its initial business combination. The Company will not generate any operating revenues until after the completion of its initial business combination, at the earliest. The
Company will generate non-operating income in the
form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering, and will recognize other income or expense related to the change in fair value of warrant liabilities.
Financing
The registration statement for the Company’s Initial Public Offering was declared effective on March 9, 2021 (the “Effective Date”). On March 12, 2021, the Company consummated the Initial Public Offering of 33,000,000 Units, including the partial exercise by the underwriters of their over-allotment option, at $10.00 per Unit, generating gross proceeds of $330,000,000, which is discussed in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 5,733,333 Private Placement Warrants, at a price of $1.50 per Private Placement Warrant, which is discussed in Note 4.
Transaction costs amounted to $17,212,069 consisting of $6,090,000 of underwriting fee, $10,657,500 of deferred underwriting fee and $464,569 of other offering costs. Of the total transaction cost, $475,053 was expensed as non-operating expenses in the
statement of operations with the rest of the offering cost charged to temporary equity. The transaction costs were allocated between Public Warrant liabilities, Private Placement Warrant liabilities, and the Class A Ordinary Shares (as discussed in Note 2).
Trust Account
Following the closing of the Initial Public Offering on March 15, 2021, an amount of $330,000,000 from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in the Trust Account, which is invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of
Rule 2a-7
of the Investment Company Act, as determined by the Company. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its tax obligations, the proceeds from the Initial Public Offering and the sale of the Private Placement Warrants will not be released from the Trust Account until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our Public Shares if we are unable to complete our initial business combination by March 12, 2023, subject to applicable law, or (iii) the redemption of our Public Shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association to (A) modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem

100% of our Public Shares if we have not consummated an initial business combination by March 12, 2023 or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial
business combination activity. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public shareholders.
Initial Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering, although substantially all the net proceeds are intended to be generally applied toward consummating a business combination.
The rules of the NYSE require that the Company must consummate an initial business combination with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the amount of any deferred underwriting discount held in trust) at the time of the Company’s signing a definitive agreement in connection with its initial business combination. However, the Company will only complete such business combination if the post transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a business combination.
The Company will provide its public shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of the initial business combination either (i) in connection with a shareholder meeting called to approve the initial business combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed initial business combination or conduct a tender offer will be made by the Company, solely in its discretion. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount then on deposit in the Trust Account (initially $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations).
The ordinary shares subject to redemption were recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with ASC 480. In no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. Consequently, if accepting all properly submitted redemption requests would cause the Company’s net tangible assets to be less than $5,000,001, we would not proceed with such redemption and the related business combination and may instead search for an alternate business combination. The Company will proceed with a business combination, if the Company seeks shareholder approval, a majority of the issued and outstanding shares voted are voted in favor of the business combination.
The Company will have until March 12, 2023 (with the ability to extend with shareholder approval) to consummate a business combination. However, if the Company is unable to complete a business combination within the Combination Period, the Company will redeem 100% of the outstanding Public Shares for a pro rata portion of the funds held in the Trust Account, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the Trust Account and not previously released to the Company, divided by the number of then outstanding Public Shares, subject to applicable law and as further described in the registration statement, and then seek to dissolve and liquidate.
The Sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to the 7,187,500 Class B Ordinary Shares issued to the Sponsor for an aggregate purchase price of $25,000 and Public Shares in connection with the completion of the initial business combination, (ii) waive their redemption rights with respect to their Founder Shares and Public Shares in connection with a shareholder vote to approve an amendment to the Company’s amended and restated memorandum and articles of association (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with its initial business combination or to redeem 100% of its Public Shares if it has not consummated an initial business combination within the Combination Period or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial
business combination activity, and (iii) waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to complete the initial business combination within the Combination Period.
The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether its Sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that its Sponsor would be able to satisfy those obligations.
Going Concern
As of December 31, 2021, the Company had cash outside the Trust Account of $299,837 and working capital deficiency of $2,333,315. All remaining cash held in the Trust Account is generally unavailable for the Company’s use, prior to an initial business combination, and is restricted for use either in a business combination or to redeem ordinary shares.
As of December 31, 2021, none of the amount in the Trust Account was withdrawn as described above.
Through December 31, 2021, the Company’s liquidity needs were satisfied through receipt of $25,000 from the sale of the Founder Shares and the remaining net proceeds from the Initial Public Offering and the sale of Private Placement Warrants.
In order to fund working capital deficiencies or finance transaction costs in connection with a business combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. If the Company completes a business combination, it would repay such loaned amounts. In the event that a business combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts, but no proceeds from the Trust Account would be used for such repayment. Up to $1,500,000 of such loans may be convertible into Warrants, at a price of $1.50 per Private Placement Warrant at the option of the lender. The Warrants would be identical to the Private Placement Warrants (Note 5).
Until the consummation of a business combination, the Company will be using the funds not held in the Trust Account for identifying and evaluating prospective acquisition candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to acquire, and structuring, negotiating and consummating the business combination. The Company may need to raise additional capital through loans or additional investments from its Sponsor, shareholders, officers, directors, or third parties. The Sponsor, officers and directors may, but are not obligated to, loan the Company funds from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses.
The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. The Company’s amended and restated memorandum and articles of association provide that the Company will have only 24 months (until March 12, 2023) from the closing of the Initial Public Offering to complete a business combination. There is no guarantee that the Company will be able to complete a business combination within the Combination Period. The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern until the earlier of the consummation of the business combination or the date the Company is required to liquidate. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.
Risks and Uncertainties
Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.